PROPERTY AND EQUIPMENT, NET - Additional Information (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation expenses	¥ 158	¥ 474
Property and equipment	¥ 342		$ 50	¥ 500